Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 37.71%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		994	$99,668
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,975	95,313
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,650	47,702
Vanguard Short-Term Treasury ETF (a)............................................................................		1,650	95,354
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $343,183)			338,037
		Notional
PURCHASED OPTIONS - 126.99% (b)(c)	Contracts	Amount

CALL OPTIONS - 101.60%
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $400.11.......................................	15	$537,840	19,461
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $0.40..........................................	25	896,400	891,162
PUT OPTIONS - 25.39%			910,623

iShares 20+ Year Treasury Bond ETF, Expires 5/10/2023, Strike Price $110.60...................	85	870,825	95,665
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 5/10/2023, Strike Price
$106.28................................................................................................................	89	911,805	63,122
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $360.10.......................................	25	896,400	66,031
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $160.44......................................	25	896,400	2,817
TOTAL PURCHASED OPTIONS (Cost $1,205,001)			227,635
			1,138,258
Total Investments (Cost $1,548,184) - 164.70%............................................................			1,476,295
Liabilities in Excess of Other Assets - (64.70)%.............................................................			(579,925)
....................................................................................TOTAL NET ASSETS - 100.00%			$896,370

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,037.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	5/10/2023	$160.44	25	$(896,400)	$(502,768)
PUT OPTIONS					(502,768)

iShares 20+ Year Treasury Bond ETF...............	5/10/2023	$116.42	85	(870,825)	(133,125)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	5/10/2023	$111.87	89	(911,805)	(99,151)
S&P 500® Mini Index...................................	5/10/2023	$400.11	25	(896,400)	(116,407)
TOTAL OPTIONS WRITTEN (Premiums Received $820,579)					(348,683)
					$(851,451)